Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment Net
	December 31
	2024	2023
	U.S. dollars in thousands
Cost:
Computers and software	230	204
Furniture and leasehold improvements	38	38
Electronic equipment	20	20
Machines and molds	86	72
	374	334
Less - accumulated depreciation	244	140
	130	194